SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues as per statements of operations	$ 636,417	$ 795,881	$ 742,981
Israel
Revenues as per statements of operations	531,193	526,179	499,025
United States
Revenues as per statements of operations	87,270	155,002	137,298
Europe
Revenues as per statements of operations	14,576	84,864	74,126
Other
Revenues as per statements of operations	$ 3,378	$ 29,836	$ 32,532